Business Combinations - Bookabach - Additional Information (Detail) - Bookabach [Member]	1 Months Ended		12 Months Ended
	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($) Leases Installment	Dec. 31, 2014	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Percentage of ownership interest		55.00%	75.00%	55.00%
Business acquisition aggregate purchase price		$ 2,398,000
Business acquisition transaction costs		160,000
Business acquisition, cash consideration purchase price deposited in escrow		$ 492,000
Number of rental properties | Leases		8,000
Cash consideration	$ 1,461,000			$ 2,398,000
Percentage of ownership interest including subsequent acquisition	75.00%
Call Option [Member]
Business Acquisition [Line Items]
Number of installments to purchase remaining non controlling interest | Installment		2
Call Option [Member] | Maximum [Member]
Business Acquisition [Line Items]
Option agreement date			Jun. 30, 2015
Call Option [Member] | Minimum [Member]
Business Acquisition [Line Items]
Option agreement date			Oct. 31, 2014
Put Option [Member]
Business Acquisition [Line Items]
Number of installments to repurchase remaining non controlling interest | Installment		2
Put Option [Member] | Maximum [Member]
Business Acquisition [Line Items]
Option agreement date			Jun. 30, 2015
Put Option [Member] | Minimum [Member]
Business Acquisition [Line Items]
Option agreement date			Oct. 31, 2014